UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 09/30/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Lodging - (0.00%)
Trump Entertainment Resorts, Inc. *	2,429	$ -
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (7.77%)	Principal	Value

Electrical Components & Equipment - (4.06%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	$5,588,000	$ 2,514,600

Energy-Alternate Sources - (3.71%)
JA Solar Holdings Co., Ltd., 4.50%, 05/15/2013	3,425,000	2,294,750
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,266,847)		4,809,350

CORPORATE BONDS - (84.88%)

Banks - (9.89%)
Ally Financial Inc., 8.00%, 11/01/2031	3,211,000	2,929,492
CIT Group, Inc., 7.00%, 05/01/2017	3,288,102	3,189,459
		6,118,951
Diversified Financial Services - (5.48%)
Ford Motor Credit Co., LLC, 12.00%, 05/15/2015	139,000	168,570
Icahn Enterprises LP, 8.00%, 01/15/2018	3,229,000	3,216,891
		3,385,461
Entertainment - (4.88%)
American Casino & Entertainment Properties LLC, 11.00%, 06/15/2014	3,120,000	3,018,600

Holding Companies - (4.63%)
Harbinger Group, Inc., 10.625%, 11/15/2015	2,938,000	2,864,550

Home Builders - (9.90%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	3,294,000	2,470,500
Lennar Corp., 12.25%, 06/01/2017	734,000	807,400
Standard Pacific Corp., 10.75%, 09/15/2016	2,903,000	2,844,940
		6,122,840
Lodging - (10.14%)
Harrah’s Operating Co., Inc., 11.25%, 06/01/2017	3,190,000	3,217,912
MGM Resorts International, 11.375%, 03/01/2018	3,055,000	3,055,000
		6,272,912
Miscellaneous Manufacturing - (3.89%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	2,455,000	2,405,900

Oil & Gas - (10.24%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015	3,458,000	2,407,632
EXCO Resources, Inc., 7.50%, 09/15/2018	2,107,000	1,854,160
McMoRan Exploration Co., 11.875%, 11/15/2014	2,012,000	2,072,360
		6,334,152

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

CORPORATE BONDS - (84.88%) (continued)	Principal	Value

Oil & Gas Services - (1.24%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	$ 772,000	$ 768,140

Private Equity - (3.46%)
American Capital Ltd., 7.96%, 12/31/2013	2,150,000	2,141,379

Telecommunications - (19.00%)
Cricket Communications, Inc., 7.75%, 10/15/2020	3,201,000	2,784,870
ITC Deltacom, Inc., 10.50%, 04/01/2016	1,962,000	2,001,240
Level 3 Financing, Inc., 10.00%, 02/01/2018	2,160,000	2,073,600
MetroPCS Wireless, Inc., 7.875%, 9/01/2018	2,025,000	1,964,250
Sprint Capital Corp., 8.75%, 03/15/2032	3,368,000	2,925,950
		11,749,910
Transportation - (2.13%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	792,000	772,200
PHI, Inc., 8.625%, 10/15/2018	555,000	546,675
		1,318,875
TOTAL CORPORATE BONDS (Cost $56,341,549)		52,501,670

SHORT-TERM INVESTMENTS - (10.68%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.16% **	6,603,501	6,603,501
TOTAL SHORT-TERM INVESTMENTS - (Cost $6,603,501)		6,603,501

TOTAL INVESTMENTS (Cost $70,219,259) - 103.33%		$63,914,521

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.33%)		(2,061,515)

NET ASSETS - 100.00%		$61,853,006

* Non-income producing security.
** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:

Security Classifications	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (a)	$ -	$ -	$ -
Convertible Corporate Bonds (b)	-	4,809,350	4,809,350
Corporate Bonds (b)	-	52,501,670	52,501,670
Short-Term Investments	-	6,603,501	6,603,501
Total	$ -	$ 63,914,521	$ 63,914,521

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (Continued)

(a) For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(b) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Common Stock

Beginning balance June 30, 2011	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance September 30, 2011	$ -

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at September 30, 2011 was as follows:

Common Stock

Change in unrealized depreciation	$ -

During the three month period ended September 30, 2011, there were no transfers between level 1 and level 2 investments.

(2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 70,219,259	$ 239,752	$ (6,544,490)	$ (6,304,738)

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 23, 2011

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Christopher F. Anci, certify that:

1.

I have reviewed this report on Form N-Q of the Mutual Fund Series Trust. (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of  the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 23, 2011	/s/ Christopher F. Anci
Christopher F. Anci, President

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, David F. Ganley, certify that:

1.

I have reviewed this report on Form N-Q of the Mutual Fund Series Trust (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of  the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 23, 2011	/s/ David F. Ganley
David F. Ganley, Treasurer